Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 80,940,876	$ 1,472,843	$ 5,559,216	$ 87,972,934
MEXICO | Government of Mexico, Mexican Social Security Institute
Total	1,062,472			1,062,472
MEXICO | Government of Mexico, Institute of National Workers Housing Fund
Total	299,345			299,345
MEXICO | State of Zacatecas, Ministry of Finance
Total	614,466			614,466
MEXICO | Municipality of Mazapil, Municipality Treasury
Total	301,347			301,347
MEXICO | Government of Mexico, Tax Administration Services (SAT)
Total	78,552,228	$ 1,472,843	4,477,910	84,502,981
PANAMA | Government of Panama, National Treasury of Panama
Total	80,972		118,514	199,486
UNITED STATES | Government of the United States of America, Bureau of Land Management
Total			853,849	853,849
UNITED STATES | State of Nevada, Nevada Department of Taxation, Division of Environmental Protection and Water Resources
Total	$ 30,046		$ 108,943	$ 138,988